OPERATING DATA	12 Months Ended
Dec. 31, 2024
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
OPERATING DATA	NOTE 4: OPERATING DATA 4.1 Revenue
The Company’s revenue is derived from the single performance obligation to transfer primarily steel and mining products under arrangements in which the transfer of control of the products and the fulfillment of the Company’s performance obligation
occur at the same time. Revenue from the sale of goods is
recognized when the Company has transferred control of the
goods to the buyer and the buyer obtains the benefits from the goods, the potential cash flows and the amount of revenue (the transaction price) can be measured reliably, and it is probable that the Company will collect the consideration to which it is entitled to in exchange for the goods.
Whether the customer has obtained control over the asset
depends on when the goods are made available to the carrier or the buyer takes possession of the goods, depending on the
delivery terms. For the Company’s steel producing operations, generally the criteria to recognize revenue has been met when its products are delivered to its customers or to a carrier who will transport the goods to its customers, this is the point in time when the Company has completed its performance obligations.
Revenue is measured at the transaction price of the
consideration received or receivable, the amount the Company expects to be entitled to.
Additionally, the Company identifies when goods have left its premises, not when the customer receives the goods.
Therefore, the Company estimates, based on its historical
experience, the amount of goods in-transit when the transfer of control occurs at the destination and defers the revenue
recognition.
The Company’s products must meet customer specifications. A
certain portion of the Company’s products are returned or have claims filed against the sale because the products contained quality defects or other problems. Claims may be either of the following:
–Product Rejection - Product shipped and billed to an
end customer that did not meet previously agreed
customer specifications. Claims typically result from
physical defects in the goods, goods shipped to the
wrong location, goods produced with incorrect
specifications and goods shipped outside acceptable
time parameters.
–Consequential Damages - Damages reported by the
customer not directly related to the value of the
rejected goods (for example: customer processing cost
or mill down time, sampling, storage, sorting,
administrative cost, replacement cost, etc.).
The Company estimates the variable consideration for such
claims using the expected value method and reduces the
amount of revenue recognized.
Warranties:
The warranties and claims arise when the product fails on the criteria mentioned above. Sales-related warranties associated with the goods cannot be purchased separately and they serve as an assurance that the products sold comply with agreed
specifications. Accordingly, the Company accounts for
warranties in accordance with IAS 37 "Provisions, Contingent
Liabilities and Contingent Assets" (see note 9).
Periodically, the Company enters into volume or other rebate programs where once a certain volume or other conditions are met, it refunds the customer some portion of the amounts
previously billed or paid. For such arrangements, the Company only recognizes revenue for the amounts it ultimately expects to realize from the customer. The Company estimates the variable consideration for these programs using the most likely amount method or the expected value method, whichever approach best predicts the amount of the consideration based on the terms of the contract and available information and updates its estimates each reporting period.
The Company’s payment terms range from 30 to 90 days from
date of delivery, depending on the market and product sold. The
Company received 505 and 351 as of December 31, 2024, and
2023, respectively, as advances from its customers which are classified as unsatisfied performance obligations and
recognized as liabilities in line with IFRS 15. The Company
expects 100% of these unsatisfied performance obligations as of December 31, 2024 to be recognized as revenue during 2025 as the Company’s contracts have an original expected duration of one year or less.
The tables below summarize the movements relating to the
Company's trade receivable and other for the years ended
December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022
Trade accounts receivable and other - opening balance	3,661	3,839	5,143
Performance obligations satisfied	62,441	68,275	79,844
Payments received	(62,249)	(68,590)	(80,977)
Impairment of receivables (net of write backs and utilization)	(18)	(165)	—
Recognition (derecognition) of receivables related to business combination and divestments [1]	31	189	190
Foreign exchange and others	(491)	113	(361)
Trade accounts receivable and other - closing balance	3,375	3,661	3,839
1.2024 consists receivables acquired as part of acquisition of Italpannelli SRL.
2023 mainly included receivables acquired as part of acquisition of
ArcelorMittal Pecém (see note 2.2.4) and receivables from  ArcelorMittal
Temirtau recognized upon disposal partially offset by the derecognition of
ArcelorMittal Temirtau's receivables (see note 2.3). 2022 included mainly receivables acquired as part of acquisition of ArcelorMittal Texas HBI (see note 2.2.4).
4.2    Cost of sales
Cost of sales includes the following components:

	Year ended December 31,
	2024	2023	2022
Materials	41,932	46,422	51,353
Labor costs	6,781	7,038	6,721
Logistic expenses	3,789	4,028	4,096
Depreciation and amortization	2,632	2,675	2,580
Impairment charges (note 5.3)	116	1,038	1,026
Foreign exchange translation losses upon disposal of Kazakhstan operations (note 2.3)	—	1,469	—
Other	1,403	868	1,533
Total	56,653	63,538	67,309
4.3    Trade accounts receivable and other
Trade accounts receivable are initially recorded at their
transaction price and do not carry any interest. ArcelorMittal maintains an allowance for lifetime expected credit loss at an amount that it considers to be a reliable estimate of expected credit losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for expected credit losses, ArcelorMittal considers multiple factors including historical bad debt experience, the current and forward looking economic environment and the aging of the receivables.
Recoveries of trade receivables previously reserved in the
allowance for expected credit losses are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance for expected lifetime credit losses and a charge in selling, general and
administrative expense when a specific account is deemed
uncollectible. The Company concluded that a trade receivable is in default when it is overdue by more than 180 days. Based on historical experience and analysis, the Company concluded that there is a risk of default as such receivables are generally not recoverable and therefore provided for, unless the collectability can be clearly demonstrated. Uninsured trade receivables and the associated allowance are written off when ArcelorMittal has exhausted its recovery efforts and enforcement options.
ArcelorMittal continuously considered the impacts on the current economic environment in its risk of default assessment for
receivables outstanding less than 180 days. Receivables aged
31 days or older and uninsured trade receivables remain
consistent with historical levels and the Company did not identify any expected increased risk of default.
Trade accounts receivable and allowance for lifetime expected credit losses

	December 31,
	2024	2023
Gross amount	3,685	4,025
Allowance for lifetime expected credit losses	(310)	(364)
Total	3,375	3,661
The carrying amount of the trade accounts receivable and other approximates their fair value. Before granting credit to any new customer, ArcelorMittal uses an internally developed credit
scoring system to assess the potential customer’s credit quality and to define credit limits by customer. For all significant customers, the credit terms must be approved by the credit
committees of each reportable segment. Limits and scoring
attributed to customers are reviewed periodically. There are no customers who represent more than 5% of the total balance of trade accounts receivable.
Exposure to credit risk by reportable segment
The maximum exposure to credit risk for trade accounts
receivable by reportable segment and others is as follows:

	December 31,
	2024	2023
North America	313	337
Brazil	1,051	1,400
Europe	1,220	988
Sustainable Solutions	538	599
Mining	62	73
Others	191	264
Total	3,375	3,661
Aging of trade accounts receivable

	December 31,			December 31,
	2024			2023
	Gross	Allowance	Total	Gross	Allowance	Total
Not past due	2,930	(41)	2,889	3,070	(19)	3,051
Overdue 1-30 days	293	(5)	288	303	(1)	302
Overdue 31-60 days	80	(1)	79	83	(2)	81
Overdue 61-90 days	25	(1)	24	44	(1)	43
Overdue 91-180 days	43	(2)	41	143	(12)	131
More than 180 days	314	(260)	54	382	(329)	53
Total	3,685	(310)	3,375	4,025	(364)	3,661
The movements in the allowance are calculated based on
lifetime expected credit loss model for 2024, 2023 and 2022.
The allowances in respect of trade accounts receivable during the periods presented are as follows:

	Year ended December 31,
	2024	2023	2022
Allowance - opening balance	364	190	206
Additions	30	178	19
Write backs / utilization	(12)	(13)	(19)
Foreign exchange and others	(72)	9	(16)
Allowance - closing balance	310	364	190
The Company has established a number of programs for sales
without recourse of trade accounts receivable to various
financial institutions (referred to as true sale of receivables
(“TSR”). Through the TSR programs, certain operating
subsidiaries of ArcelorMittal surrender the control, risks and benefits associated with the accounts receivable sold; therefore, the amount of receivables sold is recorded as a sale of financial assets and the balances are derecognized from the
consolidated statements of financial position at the moment of sale. The Company classifies trade receivables subject to TSR as financial assets that are held to collect or to sell and
recognizes them at FVOCI (see note 6). The fair value
measurement is determined based on the invoice amount net of
TSR expense payable, a Level 3 unobservable input. The TSR
expense is insignificant due to the rate applicable and the short timeframe between the time of sale and the invoice due date.
Any loss allowance for these trade receivables is recognized in
OCI. As of December 31, 2024 and 2023, the total amount of
trade accounts receivables sold amounted to 4.4 billion and 4.5 billion, respectively.
4.4    Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the
purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been
recorded as financing costs. Costs incurred when production
levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of
marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of being the amount that the
inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances
that previously caused inventories to be written down below cost no longer exist.
Inventories, net of allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence of 1,370 and
1,434 as of December 31, 2024 and 2023, respectively, are
comprised of the following:

	December 31,
	2024	2023
Finished products	4,853	5,372
Production in process	4,177	4,741
Raw materials	5,245	6,334
Manufacturing supplies, spare parts and other [1]	2,226	2,312
Total	16,501	18,759
1.Including spare parts of 1.7 billion and 1.7 billion, and manufacturing and other supplies of 0.5 billion and 0.6 billion as of December 31, 2024 and 2023, respectively.
Movements in the inventory write-downs are as follows:

	Year ended December 31,
	2024	2023	2022
Inventory write-downs - opening balance	1,434	1,629	1,023
Additions [1]	567	516	759
Deductions / Releases [2]	(550)	(681)	(136)
Foreign exchange and others	(81)	(30)	(17)
Inventory write-downs - closing balance	1,370	1,434	1,629
1.Additions refer to write-downs of inventories excluding those utilized or written back during the same financial year.
2.Deductions/releases correspond to write-backs and utilization related to the prior periods.
4.5    Prepaid expenses and other current assets

	December 31,
	2024	2023
VAT receivables	836	792
Prepaid expenses and non-trade receivables	610	658
Financial amounts receivable[2]	389	247
Income tax receivable	148	209
Receivables from public authorities	207	206
Receivables from sale of intangible, tangible and financial assets	91	81
Derivative financial instruments (notes 6.1 and 6.3)	305	643
CO2 emission rights	180	3
Other [1]	256	198
Total	3,022	3,037
1.Other included mainly advances to employees, accrued interest and other miscellaneous receivables.
2.Includes 98 and 114 of outstanding receivables in connection with the sale of
ArcelorMittal Temirtau, at December 31, 2024 and 2023, respectively (see note 2.3).
4.6    Other assets
Other assets consisted of the following:

	December 31,
	2024	2023
Derivative financial instruments (notes 6.1 and 6.3)	133	163
Financial amounts receivable[2]	594	785
Long-term VAT receivables	239	215
Cash guarantees and deposits	153	178
Receivables from public authorities	71	115
Accrued interest	25	27
Receivables from sale of intangible, tangible and financial assets	68	100
Income tax receivable	49	91
Other [1]	246	185
Total	1,578	1,859
1.Other mainly includes assets in pension funds and other amounts receivable.
2.Includes 197 and 342 of outstanding receivables in connection with the sale of ArcelorMittal Temirtau, at December 31, 2024 and 2023, respectively (see note 2.3).
4.7    Trade accounts payable and other
Trade accounts payable are obligations to pay for goods that have been acquired in the ordinary course of business from
suppliers. Trade accounts payable have maturities from 15 to
180 days depending on the type of material, the geographic
area in which the purchase transaction occurs and the various contractual agreements. The carrying value of trade accounts payable approximates fair value. The Company’s average
outstanding number of trade payable days amounted to 83 over the last 5 years.
Certain contractual arrangements with the longest maturities enable suppliers, at their own discretion, to early discount their receivables due from the Company to obtain funding for their own working capital needs. The Company has determined that
such arrangements did neither lead to the extinguishment of the liability against the supplier nor resulted in significant
modifications of amounts payable and applicable terms and
conditions. Accordingly, in the consolidated statement of
financial position the corresponding payables remain classified as trade accounts payables until they are settled at their agreed due dates, and the corresponding cash outflows are classified as part of the operating activities in the consolidated statement of cash flows.
As of December 31, 2024, the Company estimates that about
2.8 billion of outstanding trade payables were subject to the above-mentioned contractual arrangements as compared to 2.9
billion in 2023 and the Company estimates that similar amounts of trade payables were early discounted by its suppliers in 2024 and 2023.
4.8    Accrued expenses and other liabilities
Accrued expenses and other liabilities were comprised of the following:

	December 31,
	2024	2023
Accrued payroll and employee related expenses	1,335	1,403
Accrued interest and other payables	873	1,134
Payable from acquisition of intangible, tangible & financial assets	1,471	1,270
Other amounts due to public authorities	644	691
Derivative financial instruments (notes 6.1 and 6.3)	327	360
Unearned revenue and accrued payables	88	109
Total	4,738	4,967